Long-Term Debt and Other Financial Liabilities, Securities Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	May 09, 2019	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	May 13, 2019	Mar. 31, 2019
Securities Purchase Agreement [Abstract]
Shares issued (in shares)	2,582,142	2,709,375	2,684,375	3,171,875	3,125,000			2,000,000	2,263,421			1,129,226
Fair value per unit (in dollars per share)		$ 1.92	$ 1.92	$ 1.92	$ 2.16
Jelco [Member]
Securities Purchase Agreement [Abstract]
Accrued and unpaid interest							$ 2,425		$ 2,425		$ 2,425
Fair value per unit (in dollars per share)							$ 0.70		$ 0.70		$ 0.70		$ 3.40
Jelco [Member] | Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Accrued and unpaid interest							$ 4,350		$ 4,350		$ 4,350			$ 2,115
Interest rate							5.50%
Deferred finance cost										$ 3,846
Jelco [Member] | Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Accrued and unpaid interest							$ 454		$ 454		$ 454			$ 6
Interest rate										0.00%	6.00%
Deferred finance cost										$ 239
Jelco [Member] | Fourth Jelco Loan [Member] | Minimum [Member]
Securities Purchase Agreement [Abstract]
Percentage of net proceeds from public offerings used to prepay loan										25.00%	25.00%
Jelco [Member] | Waiver of Unpaid Interest on Jelco Notes and Jelco Loans [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)						621,958
Jelco [Member] | Amend Interest Rate for Jelco Notes and Jelco Loans and Waive Mandatory Prepayment Obligation Under Fourth Jelco Loan [Member]
Securities Purchase Agreement [Abstract]
Shares issued (in shares)						1,201,571